OTHER ASSETS (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
OTHER ASSETS
Schedule of other assets
	December 26,	June 27,
	2020	2020

Long-Term Security Deposits for Leases	$9,271,565	$9,752,611
Loans and Other Long-Term Deposits	7,769,757	7,568,738
Other Assets	96,595	53,648

Total Other Assets	$17,137,917	$17,374,997

	2020	2019

Long Term Security Deposits for Leases	$9,752,611	$10,451,381
Loans and other Long-Term Deposits	7,568,738	20,501,166
Other Assets	53,648	1,350,000
Total Other Assets	$17,374,997	$32,302,547